DEBT 10K (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
DEBT [Abstract]
Current and long-term debt
The following table summarizes current and long-term portions of debt (in thousands).

	March 31,	December 31,
	2014	2013
Corporate segment:
Senior revolving note, net	$1,324	$1,988
Subordinated notes, net	4,425	4,262
Convertible notes payable to former H&N shareholders, net	2,384	-
Convertible notes payable to private placement investors, net	-	-
Other	110	-
	8,243	6,250
Brazil segment:
Capital expansion loans	4,786	4,795
Working capital lines of credit	3,691	3,213
Advances on export letters of credit	2,412	2,386
Special tax programs	2,569	2,351
Other	161	174
	13,619	12,919
Total debt	21,862	19,169
Current portion	8,421	8,250
Long-term portion	$13,441	$10,919

The following table summarizes current and long-term portions of debt (in thousands):

	2013	2012
Corporate segment:
Senior revolving note, net	$1,988	$-
Senior convertible debentures, net	-	1,048
Subordinated convertible notes, net	-	4,041
Subordinated notes, net	4,262	-
Other	-	28
	6,250	5,117
Brazil segment:
Capital expansion loans	4,795	5,555
Equipment financing	174	201
Working capital lines of credit	3,213	2,227
Advances on export letters of credit	2,386	3,953
Special tax programs	2,351	2,531
	12,919	14,467
Total debt	19,169	19,584
Current portion	8,250	8,003
Long-term portion	$10,919	$11,581

Required future minimum payments on debt
Required future minimum payments on our debt as of December 31, 2013, follow (in thousands).

	Corporate Segment	Brazil Segment	Total
2014	$1,988	$6,262	$8,250
2015	-	1,767	1,767
2016	6,535	1,032	7,567
2017	-	1,005	1,005
2018	-	955	955
Thereafter	-	1,898	1,898
	8,523	12,919	21,442
Discount	(2,273)	-	(2,273)
Total debt	$6,250	$12,919	$19,169

Convertible notes and debenture information
In the second quarter of 2013, we issued subordinated convertible notes and related warrants, which are described in the chart below.

Issuance	Principal Amount of Notes (in thousands)	Creditor's Debt Conversion Right	Stated Annual Interest Rate on Debt	Maturity Date of Debt	Number of Shares Under Warrant	Exercise Price of Warrant	Expiration Date of Warrant
Subordinated Convertible Notes and Warrants	$538	Convertible immediately at $14.00 per share	10%	July 2015 or July 2016	38,400	Exercisable immediately at $16.00 per share	July 2017 or May 2018